FAIR VALUE (Details) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 2,053,982,162	$ 1,842,058,039
Zions Bancorporation, N.A. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	366,899,621	357,846,882
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,990,444,629	1,776,566,735
Total | Zions Bancorporation, N.A. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	366,899,621	357,846,882
Total | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	679,650,082	602,630,940
Total | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	943,894,926	816,088,913
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,990,444,629	1,776,566,735
Level 1 | Zions Bancorporation, N.A. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	366,899,621	357,846,882
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	679,650,082	602,630,940
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	943,894,926	816,088,913
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Zions Bancorporation, N.A. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Zions Bancorporation, N.A. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Investments that use NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	63,537,533	65,491,304
Unfunded commitments	$ 0	$ 0